[Invesco logo appears here]
—service mark—
Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173
713 626 1919
www.invescoaim.com
March 11, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Equity Funds
CIK No. 0000105377
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class P, Class R, Class S, Class Y, Investor Class and Institutional Class shares, as applicable, of AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Disciplined Equity Fund, AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund and AIM Summit Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 102 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 102 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on March 10, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel